Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party [Abstract]
Salaries and other short-term employee costs	$ 1,969	$ 1,666	$ 4,001	$ 3,254
Pension costs	106	107	240	256
Share-based compensation expense	8,604	6,025	13,821	7,599
Other compensation	9	22	22	83
Key management compensation	$ 10,688	$ 7,820	$ 18,084	$ 11,192